[EATON VANCE LOGO]                                 [PHOTO OF EIFEL TOWER FRANCE]





       Annual Report October 31, 2000



                                   EATON VANCE

                                   TAX-MANAGED

                                  INTERNATIONAL

                                     GROWTH

                                      FUND


[PHOTO OF PAGODA]


[PHOTO OF SKYLINE OF AUSTRALIA]

EATON VANCE TAX-MANAGED INTERNATIONAL GROWTH FUND AS OF OCTOBER 31, 2000

LETTER TO SHAREHOLDERS

[PHOTO]
James B. Hawkes
President

Eaton Vance Tax-Managed International Growth Fund, Class A shares, had a total return of -0.21% during the year ended October 31, 2000. That return was the result of a decrease in net asset value per share (NAV) from $12.16 on October 31, 1999 to $12.07 on October 31, 2000 and the reinvestment of $0.070 per share in dividend income.(1)

Class B shares had a total return of -1.05% for the same period, the result of a decrease in NAV from $12.03 to $11.88 and the reinvestment of $0.026 per share in dividend income.(1) Class C shares had a total return of -1.05% for the same period, the result of a decrease in NAV from $12.00 to $11.86 and the reinvestment of $0.016 per share in dividend income.(1)

By comparison, the Morgan Stanley Capital International Europe, Australasia, and Far East Index (EAFE) - a broad-based, unmanaged market index of international stocks - had a total return of -2.90% between October 31, 1999 and October 31, 2000.(2)

CURRENCY VOLATILITY AND A FALL BACK TO EARTH FOR TECH STOCKS AFFECTED THE EUROPEAN AND JAPANESE MARKETS OVER THE PAST YEAR...

Europe and Japan were not immune to the tech sell-off that occurred in the U.S. markets this year. While currency instability and severe stock market movements may be unnerving to investors, we believe that periodic corrections can be a healthy part of the investment cycle, wringing out excesses and restoring value to the marketplace. They can also provide excellent buying opportunities in international companies with good growth prospects. We believe that good quality international companies will continue to provide opportunities for patient, growth-oriented investors.

A WELL-DIVERSIFIED PORTFOLIO SHOULD INCLUDE
INTERNATIONAL EQUITIES...

International markets historically have provided excellent investment opportunities and a long-term record of strong returns. At Eaton Vance, we believe that investors should diversify their portfolios by allocating between international investments and those in the U.S. markets. This can help reduce the overall long-term volatility of one's portfolio, while increasing the potential for better returns.

On the following pages, portfolio manager Armin Lang discusses the international equity markets and the Fund's performance over the past 12 months.

                             Sincerely,

                             /s/ James B. Hawkes

                             James B. Hawkes
                             President
                             December 12, 2000

--------------------------------------------------------------------------------
FUND INFORMATION
AS OF OCTOBER 31, 2000

PERFORMANCE(3)                    Class A    Class B    Class C
--------------------------------------------------------------------------------
Average Annual Total Returns (at net asset value)
--------------------------------------------------------------------------------
One Year                          -0.21%     -1.05%     -1.05%
Life of Fund+                      7.95       7.13       7.03

SEC Average Annual Total Returns (including sales charge or applicable CDSC)
--------------------------------------------------------------------------------
One Year                          -5.94%     -5.99%     -2.03%
Life of Fund+                      5.45       5.69       7.03

+Inception Dates - Class A: 4/22/98; Class B: 4/22/98; Class C:4/22/98

TEN LARGEST HOLDINGS(4)
--------------------------------------------------------------------------------
Vodafone Group, PLC                    2.8%
Fast Retailing Co., Ltd.               2.7
Parmalat Finanziaria SPA               2.0
Promise Co. Ltd.                       1.9
ASR Verzekeringsgroep                  1.9
Versatel Telecom International ADR     1.8
Epcos AG - ADR                         1.8
Lloyds TSB Group PLC                   1.8
SK Telecom Co., Ltd. ADR               1.7
Aegon N.V.                             1.7

(1) These returns do not include the 5.75% maximum sales charge for the Fund's Class A shares or the applicable contingent deferred sales charges (CDSC) for Class B and Class C shares. (2) It is not possible to invest directly in an Index. (3) Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested. SEC returns for Class A reflect the maximum 5.75% sales charge. SEC returns for Class B reflect applicable CDSC based on the following schedule: 5% - 1st and 2nd years; 4% - 3rd year; 3% - 4th year; 2% - 5th year; 1% - 6th year. SEC 1-Year return for Class C reflects 1% CDSC. (4) Ten largest equity holdings accounted for 20.1% of the Portfolio's net assets. Holdings are subject to change.

Past performance is no guarantee of future results. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost.

MUTUAL FUND SHARES ARE NOT INSURED BY THE FDIC AND ARE NOT DEPOSITS OR OTHER OBLIGATIONS OF, OR GUARANTEED BY, ANY DEPOSITORY INSTITUTION. SHARES ARE SUBJECT TO INVESTMENT RISKS, INCLUDING POSSIBLE LOSS OF PRINCIPAL INVESTED.

EATON VANCE TAX-MANAGED INTERNATIONAL GROWTH FUND AS OF OCTOBER 31, 2000 MANAGEMENT DISCUSSION

AN INTERVIEW WITH ARMIN J. LANG, PORTFOLIO MANAGER OF EATON VANCE
TAX-MANAGED INTERNATIONAL GROWTH FUND

                                                                   [PHOTO]
                                                                Armin J. Lang
                                                              Portfolio Manager

Q: Armin, would you please give us some insight on the international markets over the past year?

A: This has been a very interesting year in many respects. First, the fiscal year from October 1999 to October 2000 was characterized by a dramatic change of direction. The first six months were a boom phase during which it seemed investors could do no wrong - stocks only went in one direction. However, in the past six months, this pattern was inverted.

   Second, this year was notable because currency movements overshadowed equity movements. Take, for example, the Morgan Stanley EAFE Index, the Fund's benchmark. With net dividends included, its returns in US dollars differed from its returns measured in local currencies by almost 15% over the course of the fiscal year. What accounted for this? The Euro lost about 20% over the fiscal year, the Yen was down about 4%, and the British pound was down about 12%. These represented enormous swings. To put that into perspective, if you look at the same index over the past 20 years, the difference between the local currency and U.S. dollar measurements has been only 5 basis points (0.05%). That's something that's important to bear in mind - that over the long term, there has been currency equilibrium. In the shorter term, however, there have been massive, unpredictable swings. So, we might see a rebound if the pendulum swings the other way, although it would be impossible to predict when that might occur.

Q: How has the Euro currency crisis affected the performance of the companies held by the Fund?

A: I would argue that it has been beneficial for European companies, because they often have been able to reap windfall profits. The companies that we invest in are global companies. If they have sales into the United States, they will realize higher U.S. dollar revenues, which clearly would be beneficial, given the strength of the dollar. For the economies of Europe, on the other hand, the currency crisis has been more negative. Most of the European Union nations are importers of oil, and not only have they had the negative effect of high oil prices, but they paid in U.S.dollars. That has helped to create the perception of inflation that we've seen during the currency crisis. I believe the impact on the companies held by
--------------------------------------------------------------------------------

GLOBAL WEIGHTINGS+
------------------------------------
BY TOTAL NET ASSETS

[PIE CHART]

Asia                          3.1%
Japan                        21.2%
United Kingdom               15.3%
Europe                       49.7%
Other                         7.9%


FIVE LARGEST SECTOR POSITIONS+
------------------------------------
BY TOTAL NET ASSETS
Telecommunications                        17.1%
Banking                                    8.2%
Financial Services                         7.2%
Insurance                                  6.4%
Electronic Components - Instruments        6.2%

+ Global weightings and sector positions are subject to change due to active management. Five largest sector positions accounted for 45.1% of the Fund.

EATON VANCE TAX-MANAGED INTERNATIONL GROWTH FUND AS OF OCTOBER 31, 2000 MANAGEMENT DISCUSSION

   the Fund has been negligible. What HAS made an important difference is big moves in the currency. A twenty percent decline for the Euro over the past year represents a significant move and has created an environment of instability. To illustrate the point, international equities for the fiscal year, when measured in local currency, have been up by about 12%. However, they're down by about 3% when measured in U.S. dollars. The difference in performance is accounted for purely by currency values.

Q: How was the Fund's performance in this context?

A: Overall, I would characterize it as a good year for the Fund. The performance was basically flat, when measured in U.S. dollars. In local currency, however, we would have been up about 15%. For the EAFE Index, Morgan
   Stanley has subcategories separating the growth segment of the universe from the value portion. Since we are a growth fund, we pay special attention to the growth part of the index, which was down about 7%. So, we outperformed the growth portion of the benchmark by a decent margin.

Q: Talk about some of the industries represented in the Fund's holdings.

A: Over the past year, some previously high-flying industries, such as technology and telecommunications, took a big hit. The telecom sector, overall, underperformed the Index, while some of the more stable industries have outperformed. But because the Fund didn't have too much exposure to any one industry, we didn't specifically benefit from any over- or underweighting. The Fund mirrors the EAFE Index benchmark pretty closely in that regard, as well as in our regional allocations. Our goal is to invest in the best companies we can within those guidelines.

Q: You mentioned telecommunications, the Fund's largest weighting at October 31, 2000. What more can you tell us about this area?

A: The downturn in telecom was international, because valuations had gone up dramatically in the global markets during the course of 1999 and into 2000 to unsustainable levels. Now that big wave is rolling over. Some of these companies are down as much as 70%, which certainly is a huge decline. But keep in mind that the stocks are coming down from unrealistic levels of valuation. Actually, some of the telecom stocks are very attractive at these price levels - they're still good companies with solid growth characteristics, and now many are available at reasonable prices.

Q: Is there a cyclical pattern or relationship among regional markets in the U.S., Europe, and Japan?

A: If you look at the returns of the last 12 months, you'll see that the U.S.
   stock market was up 6.5%, Europe was up 21%, and Japan was down 7.5%, all in local currency. There's no pattern; they move independently,especially when tracked over long periods of time. However, in the intraday or daily movements, you can often see a relationship at work. If NASDAQ goes down 5% in a day, there's likely to be some spillover several hours later in Japan, but that's just on a day-to-day basis.

   That's why diversification is so important. With internationally diversified holdings, an investor can cover the range of stock market movements over time. The evidence that diversification works holds up extremely well, but it doesn't work over an hour or a day. Investors should maintain a long-term investment horizon, which can help reduce the impact of long-term volatility in the global markets.

EATON VANCE TAX-MANAGED INTERNATIONAL GROWTH FUND
AS OF OCTOBER 31, 2000
PERFORMANCE

[MOUNTAIN GRAPH]

COMPARISON OF CHANGE IN VALUE OF A $10,000 INVESTMENT IN EATON VANCE TAX-MANAGED INTERNATIONAL GROWTH FUND CLASS A VS. THE MORGAN STANLEY EUROPE, AUSTRALASIA & FAR EAST INDEX*

April 30, 1998 - October 31, 2000

                                     Eaton Vance
                                     Tax-Managed
                                    International
                                     Growth Fund,        Class A
                                       Class A         With Maximum
                   EAFE Index          (at NAV)        sales charge
 4/30/1998           $10,000           $10,000           $10,000
 5/31/1998            $9,951            $9,990            $9,415
 6/30/1998           $10,027            $9,949            $9,377
 7/31/1998           $10,128           $10,102            $9,521
 8/31/1998            $8,874            $8,861            $8,351
 9/30/1998            $8,602            $8,433            $7,948
10/31/1998            $9,498            $8,993            $8,476
11/30/1998            $9,985            $9,552            $9,003
12/31/1998           $10,379            $9,766            $9,204
 1/31/1999           $10,348            $9,512            $8,965
 2/28/1999           $10,101            $9,359            $8,821
 3/31/1999           $10,523            $9,908            $9,338
 4/30/1999           $10,950           $10,234            $9,645
 5/31/1999           $10,386            $9,939            $9,367
 6/30/1999           $10,791           $10,661           $10,048
 7/31/1999           $11,111           $11,200           $10,556
 8/31/1999           $11,152           $11,587           $10,920
 9/30/1999           $11,264           $11,811           $11,131
10/31/1999           $11,686           $12,370           $11,659
11/30/1999           $12,092           $13,143           $12,387
12/31/1999           $13,177           $14,185           $13,369
 1/31/2000           $12,340           $13,776           $12,983
 2/29/2000           $12,672           $14,174           $13,359
 3/31/2000           $13,163           $14,880           $14,024
 4/30/2000           $12,471           $13,990           $13,186
 5/31/2000           $12,166           $13,520           $12,742
 6/30/2000           $12,642           $14,031           $13,224
 7/31/2000           $12,112           $13,244           $12,482
 8/31/2000           $12,217           $13,602           $12,819
 9/30/2000           $11,622           $12,896           $12,154
10/31/2000           $11,348           $12,344           $11,634

[MOUNTAIN GRAPH]

COMPARISON OF CHANGE IN VALUE OF A $10,000 INVESTMENT IN EATON VANCE TAX-MANAGED INTERNATIONAL GROWTH FUND CLASS B VS. THE MORGAN STANLEY EUROPE, AUSTRALASIA & FAR EAST INDEX*

April 30, 1998 - October 31, 2000

                                     Eaton Vance
                                     Tax-Managed
                                    International
                                     Growth Fund,        Class B
                                       Class B         With Applicable
                   EAFE Index          (at NAV)            CDSC
 4/30/1998          $10,000            $10,000             COLUMN OF
 5/31/1998           $9,951             $9,980              DATA TO
 6/30/1998          $10,027             $9,929                COME
 7/31/1998          $10,128            $10,081
 8/31/1998           $8,874             $8,840
 9/30/1998           $8,602             $8,403
10/31/1998           $9,498             $8,962
11/30/1998           $9,985             $9,512
12/31/1998          $10,379             $9,725
 1/31/1999          $10,348             $9,461
 2/28/1999          $10,101             $9,298
 3/31/1999          $10,523             $9,837
 4/30/1999          $10,950            $10,153
 5/31/1999          $10,386             $9,868
 6/30/1999          $10,791            $10,570
 7/31/1999          $11,111            $11,109
 8/31/1999          $11,152            $11,475
 9/30/1999          $11,264            $11,689
10/31/1999          $11,686            $12,238
11/30/1999          $12,092            $12,991
12/31/1999          $13,177            $14,005
 1/31/2000          $12,340            $13,598
 2/29/2000          $12,672            $13,975
 3/31/2000          $13,163            $14,668
 4/30/2000          $12,471            $13,771
 5/31/2000          $12,166            $13,302
 6/30/2000          $12,642            $13,802
 7/31/2000          $12,112            $13,017
 8/31/2000          $12,217            $13,363
 9/30/2000          $11,622            $12,660
10/31/2000          $11,348            $12,109

[MOUNTAIN GRAPH]

COMPARISON OF CHANGE IN VALUE OF A $10,000 INVESTMENT IN EATON VANCE TAX-MANAGED INTERNATIONAL GROWTH FUND CLASS C VS. THE MORGAN STANLEY EUROPE, AUSTRALASIA & FAR EAST INDEX*

April 30, 1998 - October 31, 2000

                                   Eaton Vance
                                   Tax-Managed
                                  International
                                   Growth Fund,
                   EAFE Index        Class C
 4/30/1998          $10,000          $10,000
 5/31/1998           $9,951           $9,969
 6/30/1998          $10,027           $9,929
 7/31/1998          $10,128          $10,071
 8/31/1998           $8,874           $8,830
 9/30/1998           $8,602           $8,393
10/31/1998           $9,498           $8,952
11/30/1998           $9,985           $9,502
12/31/1998          $10,379           $9,705
 1/31/1999          $10,348           $9,440
 2/28/1999          $10,101           $9,288
 3/31/1999          $10,523           $9,817
 4/30/1999          $10,950          $10,132
 5/31/1999          $10,386           $9,837
 6/30/1999          $10,791          $10,539
 7/31/1999          $11,111          $11,078
 8/31/1999          $11,152          $11,434
 9/30/1999          $11,264          $11,648
10/31/1999          $11,686          $12,208
11/30/1999          $12,092          $12,950
12/31/1999          $13,177          $13,964
 1/31/2000          $12,340          $13,557
 2/29/2000          $12,672          $13,934
 3/31/2000          $13,163          $14,616
 4/30/2000          $12,471          $13,740
 5/31/2000          $12,166          $13,261
 6/30/2000          $12,642          $13,760
 7/31/2000          $12,112          $12,976
 8/31/2000          $12,217          $13,323
 9/30/2000          $11,622          $12,620
10/31/2000          $11,348          $12,080

PERFORMANCE+                     Class A     Class B     Class C
--------------------------------------------------------------------------------
Average Annual Total Returns (at net asset value)
--------------------------------------------------------------------------------
One Year                          -0.21%      -1.05%      -1.05%
Life of Fund+                      7.95        7.13        7.03

SEC Average Annual Total Returns (including sales charge or applicable CDSC)
--------------------------------------------------------------------------------
One Year                          -5.94%      -5.99%      -2.03%
Life of Fund+                      5.45        5.69        7.03

+Inception Dates - Class A: 4/22/98; Class B: 4/22/98; Class C:4/22/98

* Source: TowersData, Bethesda, MD. Investment operations commenced
  4/22/98. Index information is available only at month-end; therefore, the line comparison begins at the next month-end following the commencement of the Fund's investment operations.

  The chart compares the Fund's total return with that of the Morgan Stanley Capital International Europe, Australasia, and Far East Index (EAFE), a broad-based, unmanaged market index of international stocks. Returns are calculated by determining the percentage change in net asset value (NAV) with all distributions reinvested. The Index's returns use net dividends which reflect the deduction of withholding taxes. The lines on the chart represent the total returns of $10,000 hypothetical investments in the Fund and the EAFE Index. The Index's total returns do not reflect any commissions or expenses that would have been incurred if an investor individually purchased or sold the securities represented in the Index. It is not possible to invest directly in an Index.

+ Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested. SEC returns for Class A reflect the maximum 5.75% sales charge. SEC returns for Class B reflect applicable CDSC based on the following schedule: 5% - 1st and 2nd years; 4% - 3rd year; 3% - 4th year; 2% - 5th year; 1% - 6th year. SEC 1-Year return for Class C reflects 1% CDSC.

  Past performance is no guarantee of future results. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost.

EATON VANCE TAX-MANAGED INTERNATIONAL GROWTH FUND AS OF OCTOBER 31, 2000 PERFORMANCE


AFTER-TAX PERFORMANCE
AS OF OCTOBER 31, 2000

The table below sets forth the Fund's pre-tax and after-tax performance. After-tax performance reflects the impact of federal income taxes on Fund distributions of dividends and capital gains, while pre-tax performance does not. Because the objective of the Fund is to provide long-term, after-tax returns to shareholders, it is important for investors to know the effect of taxes on the Fund's return.

PRE-TAX AND AFTER-TAX AVERAGE ANNUAL RETURNS
AT NET ASSET VALUE FOR THE PERIOD ENDED OCTOBER 31, 2000

1 YEAR                     Pre-Tax      After-Tax     Tax-Efficiency
-------------------------------------------------------------------------------
Average Annual Total Returns (at net asset value)
-------------------------------------------------------------------------------
      Class A               -0.21%         -0.38%          N.A.
      Class B               -1.05%         -1.08%          N.A.
      Class C               -1.05%         -1.05%          N.A.

LIFE OF FUND*              Pre-Tax      After-Tax     Tax-Efficiency
-------------------------------------------------------------------------------
Average Annual Total Returns (at net asset value)
-------------------------------------------------------------------------------
      Class A                7.95%         7.88%           99.12%
      Class B                7.13%         7.12%           99.86%
      Class C                7.03%         7.02%           99.86%

*Inception Dates - Class A: 4/22/98; Class B: 4/22/98; Class C: 4/22/98 Source:TowersData, Bethesda, Md

Pre-tax returns are calculated by determining the percentage change in net asset value with all distributions reinvested in Fund shares. After-tax returns are calculated similarly, except that distributions are reduced by federal income taxes before reinvestment. After-tax returns have been adjusted to reflect tax credits available to shareholders as a result of foreign income taxes paid by the Fund. Because the Fund did not have a positive return for the 1 year ended 10/31/00, tax efficiency is not determinable.

The highest historical federal tax rates (currently 39.6% for dividends and 20% for capital gains) are used. If an investor is in a lower tax bracket, the impact of taxes on returns will be reduced. The after-tax calculations do not take into account state or local taxes or the federal alternative minimum tax. If an investor sells Fund shares, any realized gains will be subject to taxes not reflected in the after-tax returns shown above.

The performance does not include the effects of the Class A shares initial sales charge (5.75% maximum) or any applicable contingent deferred sales charge (5.00% maximum for Class B shares and 1% for Class C shares redeemed in the first year).

Past performance is no guarantee of future results. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost.

The after-tax returns shown above are not applicable to shares held in tax-deferred accounts (such as IRA or 401(k) accounts)and shares held by non-taxable entities (such as qualified pension plans and charities).

EATON VANCE TAX-MANAGED INTERNATIONAL GROWTH FUND AS OF OCTOBER 31, 2000

PORTFOLIO OF INVESTMENTS

COMMON STOCKS -- 96.0%

SECURITY                                  SHARES           VALUE
-----------------------------------------------------------------------
Appliances and Household Durables -- 0.2%
-----------------------------------------------------------------------
Sony Corp.                                       5,300     $    423,262
-----------------------------------------------------------------------
                                                           $    423,262
-----------------------------------------------------------------------
Auto and Parts -- 0.2%
-----------------------------------------------------------------------
Bridgestone Corp.                               50,000     $    495,467
-----------------------------------------------------------------------
                                                           $    495,467
-----------------------------------------------------------------------
Automobiles -- 0.4%
-----------------------------------------------------------------------
Toyota Motor Co.                                23,000     $    918,399
-----------------------------------------------------------------------
                                                           $    918,399
-----------------------------------------------------------------------
Banking -- 8.2%
-----------------------------------------------------------------------
ABN Amro Holdings                               74,778     $  1,730,324
Allied Irish Banks PLC                         310,399        3,157,130
Banco Popular Espanol                           36,000        1,075,604
Bank of Scotland                               200,950        1,876,271
Commerzbank AG                                  12,000          339,209
Dexia                                            7,177        1,077,339
HSBC Holdings PLC                               23,125          329,754
Lloyds TSB Group PLC                           381,110        3,884,937
National Australia Bank Ltd.                   156,327        2,171,032
Svenska Handelbanken "A"                       117,200        1,836,367
Vontobel Holding AG                                110          308,631
-----------------------------------------------------------------------
                                                           $ 17,786,598
-----------------------------------------------------------------------
Banks and Money Services -- 1.3%
-----------------------------------------------------------------------
Comdirect Bank                                  82,500     $  2,027,883
UBS AG                                           6,000          830,877
-----------------------------------------------------------------------
                                                           $  2,858,760
-----------------------------------------------------------------------
Biotechnology -- 1.4%
-----------------------------------------------------------------------
Lion Bioscience AG ADR(1)                       40,000     $  3,082,500
-----------------------------------------------------------------------
                                                           $  3,082,500
-----------------------------------------------------------------------
Broadcasting and Cable -- 1.7%
-----------------------------------------------------------------------
Mih Ltd.                                        80,000     $  2,030,000
Primacom AG - ADR                              170,000        1,615,000
-----------------------------------------------------------------------
                                                           $  3,645,000
-----------------------------------------------------------------------
SECURITY                                  SHARES           VALUE
-----------------------------------------------------------------------
Broadcasting and Publishing -- 0.4%
-----------------------------------------------------------------------
Nippon Television Network                        1,400     $    788,534
-----------------------------------------------------------------------
                                                           $    788,534
-----------------------------------------------------------------------
Business and Public Services -- 1.1%
-----------------------------------------------------------------------
Sap AG                                          15,030     $  2,457,436
-----------------------------------------------------------------------
                                                           $  2,457,436
-----------------------------------------------------------------------
Business Products and Services -- 3.1%
-----------------------------------------------------------------------
Sagem S.A.                                      17,000     $  3,112,387
Tycom, Ltd.                                    110,000        3,685,000
-----------------------------------------------------------------------
                                                           $  6,797,387
-----------------------------------------------------------------------
Business Services - Miscellaneous -- 1.2%
-----------------------------------------------------------------------
Rentokil Initial PLC                         1,100,000     $  2,539,723
-----------------------------------------------------------------------
                                                           $  2,539,723
-----------------------------------------------------------------------
Chemicals -- 0.5%
-----------------------------------------------------------------------
Sumitomo Bakelite Co. Ltd.                     102,000     $  1,140,599
-----------------------------------------------------------------------
                                                           $  1,140,599
-----------------------------------------------------------------------
Construction and Housing -- 1.4%
-----------------------------------------------------------------------
Volker Wessels Stevin                          174,484     $  3,068,772
-----------------------------------------------------------------------
                                                           $  3,068,772
-----------------------------------------------------------------------
Data Processing and Reproduction -- 0.5%
-----------------------------------------------------------------------
Canon, Inc.                                     26,000     $  1,031,047
-----------------------------------------------------------------------
                                                           $  1,031,047
-----------------------------------------------------------------------
Drugs -- 4.6%
-----------------------------------------------------------------------
Astrazeneca PLC                                 32,000     $  1,499,961
Glaxo Wellcome PLC                              25,715          740,840
Novartis AG                                      1,500        2,274,901
Roche Holding AG                                   100          913,186
Smithkline Beecham PLC                          70,731          914,105
Takeda Chemical Industries Ltd.                 55,000        3,621,669
-----------------------------------------------------------------------
                                                           $  9,964,662
-----------------------------------------------------------------------
Electric Power -- 0.3%
-----------------------------------------------------------------------
Enel Spa                                       200,000     $    737,412
-----------------------------------------------------------------------
                                                           $    737,412
-----------------------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS

EATON VANCE TAX-MANAGED INTERNATIONAL GROWTH FUND AS OF OCTOBER 31, 2000

PORTFOLIO OF INVESTMENTS CONT'D

SECURITY                                  SHARES           VALUE
-----------------------------------------------------------------------
Electric Products - Miscellaneous -- 1.4%
-----------------------------------------------------------------------
Murata Mfg Co., Ltd.                            25,000     $  2,990,201
-----------------------------------------------------------------------
                                                           $  2,990,201
-----------------------------------------------------------------------
Electrical and Electronics -- 0.7%
-----------------------------------------------------------------------
Siemens AG                                      12,000     $  1,520,594
-----------------------------------------------------------------------
                                                           $  1,520,594
-----------------------------------------------------------------------
Electronic Components - Instruments -- 6.2%
-----------------------------------------------------------------------
Epcos AG - ADR                                  52,900     $  3,977,419
Infineon Technologies AG                        70,275        2,948,472
Invensys PLC                                   495,629        1,183,911
Kyocera Corp.                                   20,000        2,600,971
Rohm Co.                                        11,000        2,771,408
-----------------------------------------------------------------------
                                                           $ 13,482,181
-----------------------------------------------------------------------
Electronic Components - Miscellaneous -- 0.8%
-----------------------------------------------------------------------
Alcatel Optronics ADR                           30,000     $  1,841,250
-----------------------------------------------------------------------
                                                           $  1,841,250
-----------------------------------------------------------------------
Electronics -- 0.1%
-----------------------------------------------------------------------
Philips Electronics N.V.                         5,354     $    210,157
-----------------------------------------------------------------------
                                                           $    210,157
-----------------------------------------------------------------------
Energy Sources -- 1.1%
-----------------------------------------------------------------------
BP Amoco PLC                                   186,556     $  1,583,399
Royal Dutch Petroleum Co.                       14,000          829,343
-----------------------------------------------------------------------
                                                           $  2,412,742
-----------------------------------------------------------------------
Engineering and Building -- 0.3%
-----------------------------------------------------------------------
Technip SA                                       5,950     $    760,518
-----------------------------------------------------------------------
                                                           $    760,518
-----------------------------------------------------------------------
Financial Services -- 7.2%
-----------------------------------------------------------------------
Abbey National                                 253,235     $  3,497,041
Acom Co. Ltd.                                   45,000        3,639,069
ING Groep NV                                    25,869        1,774,298
Nomura Securities Co. Ltd.                     120,000        2,544,189
Promise Co. Ltd.                                55,000        4,125,378
-----------------------------------------------------------------------
                                                           $ 15,579,975
-----------------------------------------------------------------------
SECURITY                                  SHARES           VALUE
-----------------------------------------------------------------------
Food and Household Products -- 3.4%
-----------------------------------------------------------------------
Nestle                                             700     $  1,450,142
Parmalat Finanziaria SPA                     3,000,000        4,373,616
Unilever PLC                                   250,000        1,692,604
-----------------------------------------------------------------------
                                                           $  7,516,362
-----------------------------------------------------------------------
Industrial Automation -- 1.0%
-----------------------------------------------------------------------
JOT Automation Group Oyj                       602,200     $  2,092,741
-----------------------------------------------------------------------
                                                           $  2,092,741
-----------------------------------------------------------------------
Insurance -- 6.4%
-----------------------------------------------------------------------
Aegon N.V.                                      93,269     $  3,699,765
Allianz AG Holding                               3,000        1,013,306
ASR Verzekeringsgroep                           43,649        4,069,658
AXA Company                                      4,600          608,238
Schweizer Rueckversicherung                      1,700        3,351,593
Scor SA                                         24,500        1,125,528
-----------------------------------------------------------------------
                                                           $ 13,868,088
-----------------------------------------------------------------------
Internet Service Provider -- 1.9%
-----------------------------------------------------------------------
Pacific Century Cyberworks Co., Ltd.(1)         71,331     $     54,876
Terra Networks SA                               15,000          358,535
Terra Networks SA ADR                          150,500        3,640,219
-----------------------------------------------------------------------
                                                           $  4,053,630
-----------------------------------------------------------------------
Investment Services -- 1.8%
-----------------------------------------------------------------------
Tecis Holding AG                                14,000     $  1,012,204
Zurich Financial Services                        5,824        2,817,765
-----------------------------------------------------------------------
                                                           $  3,829,969
-----------------------------------------------------------------------
Leisure and Tourism -- 0.9%
-----------------------------------------------------------------------
Tabcorp Holdings Ltd.                          365,000     $  1,983,732
-----------------------------------------------------------------------
                                                           $  1,983,732
-----------------------------------------------------------------------
Machinery -- 0.3%
-----------------------------------------------------------------------
Buderus                                         39,600     $    753,533
-----------------------------------------------------------------------
                                                           $    753,533
-----------------------------------------------------------------------
Merchandising -- 0.7%
-----------------------------------------------------------------------
Autobacs Seven Co. Ltd.                         35,800     $    796,721

                       SEE NOTES TO FINANCIAL STATEMENTS

EATON VANCE TAX-MANAGED INTERNATIONAL GROWTH FUND AS OF OCTOBER 31, 2000

PORTFOLIO OF INVESTMENTS CONT'D

SECURITY                                  SHARES           VALUE
-----------------------------------------------------------------------

Merchandising (continued)
-----------------------------------------------------------------------
Woolworths Ltd.                                171,862     $    684,507
-----------------------------------------------------------------------
                                                           $  1,481,228
-----------------------------------------------------------------------
Miscellaneous Materials and Commodities -- 0.4%
-----------------------------------------------------------------------
Mayr-Melnhof                                    21,336     $    827,361
-----------------------------------------------------------------------
                                                           $    827,361
-----------------------------------------------------------------------
Multi-Industry -- 1.1%
-----------------------------------------------------------------------
International Muller NV                        126,543     $  2,466,930
-----------------------------------------------------------------------
                                                           $  2,466,930
-----------------------------------------------------------------------
Oil and Gas - Exploration and Production -- 0.5%
-----------------------------------------------------------------------
Repsol SA                                       62,600     $    993,279
-----------------------------------------------------------------------
                                                           $    993,279
-----------------------------------------------------------------------
Photo Equipment and Supplies -- 0.4%
-----------------------------------------------------------------------
Fuji Photo Film                                 25,000     $    927,283
-----------------------------------------------------------------------
                                                           $    927,283
-----------------------------------------------------------------------
Retail -- 5.3%
-----------------------------------------------------------------------
Colruyt NV                                      39,118     $  1,506,959
Don Quijote Co., Ltd.                           45,000        3,523,674
Fast Retailing Co., Ltd.                        24,000        5,901,639
JJB Sports PLC                                 110,000          676,461
-----------------------------------------------------------------------
                                                           $ 11,608,733
-----------------------------------------------------------------------
Retail - Food and Drug -- 0.4%
-----------------------------------------------------------------------
Pizzaexpress PLC                                80,000     $    766,709
-----------------------------------------------------------------------
                                                           $    766,709
-----------------------------------------------------------------------
Telecommunication Equipment -- 2.7%
-----------------------------------------------------------------------
Nokia Oyj                                       80,000     $  3,288,010
Nokia Oyj ADR                                   60,000        2,565,000
-----------------------------------------------------------------------
                                                           $  5,853,010
-----------------------------------------------------------------------
Telecommunications -- 17.1%
-----------------------------------------------------------------------
360networks, Inc.                              200,000     $  3,625,000
Cable and Wireless Optus Ltd.(1)               100,000          211,736
France Telecom SA                                9,000          939,819
Global Crossing Ltd.(1)                        150,000        3,543,750
SECURITY                                  SHARES           VALUE
-----------------------------------------------------------------------

Telecommunications (continued)
-----------------------------------------------------------------------
Global TeleSystems, Inc.                       500,000     $  1,343,750
Kingston Comm (Hull) PLC                       160,000          733,020
KPNQwest NV                                    130,000        3,201,250
Nippon Telegraph and Telephone Corp.               320        2,910,157
Nippon Telegraph and Telephone Corp. ADR        20,000          913,750
NTT Mobile Communication Network, Inc.             140        3,449,034
Portugal Telecom                                44,500          396,041
Sonera Oyj                                     150,000        3,300,554
Swisscom AG                                      2,500          634,698
Tele Danmark                                    11,000          519,867
Telecom Italia Spa                              86,500          737,573
Telecom Italia Spa RNC                          18,500          214,354
Telefonica                                      34,100          649,454
Versatel Telecom International ADR(1)          200,000        4,000,000
Vodafone Group PLC                           1,445,050        6,017,039
-----------------------------------------------------------------------
                                                           $ 37,340,846
-----------------------------------------------------------------------
Telecommunications - Cellular -- 1.7%
-----------------------------------------------------------------------
China Mobile (Hong Kong) Ltd.                  100,000     $  3,062,500
Cosmote Mobile Communications - GDR             47,000          705,000
-----------------------------------------------------------------------
                                                           $  3,767,500
-----------------------------------------------------------------------
Telecommunications - Services -- 2.1%
-----------------------------------------------------------------------
Energis PLC                                    100,000     $    856,013
SK Telecom Co., Ltd. ADR                       150,000        3,768,750
-----------------------------------------------------------------------
                                                           $  4,624,763
-----------------------------------------------------------------------
Transportation -- 1.8%
-----------------------------------------------------------------------
Firstgroup PLC                                 960,862     $  3,254,462
Mitsui O.S.K. Lines Ltd.                       277,000          608,847
-----------------------------------------------------------------------
                                                           $  3,863,309
-----------------------------------------------------------------------
Utilities - Electrical and Gas -- 1.8%
-----------------------------------------------------------------------
Endesa SA                                       75,000     $  1,220,544
Scottish Power PLC                             170,000        1,277,485
Suez Lyonnaise des Eaux SA                       9,500        1,447,786
-----------------------------------------------------------------------
                                                           $  3,945,815
-----------------------------------------------------------------------
Total Common Stocks
   (identified cost $209,105,369)                          $209,097,997
-----------------------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS

EATON VANCE TAX-MANAGED INTERNATIONAL GROWTH FUND AS OF OCTOBER 31, 2000

PORTFOLIO OF INVESTMENTS CONT'D

PREFERRED STOCKS -- 1.2%

SECURITY                                  SHARES           VALUE
-----------------------------------------------------------------------
Construction and Housing -- 1.2%
-----------------------------------------------------------------------
Dyckerhoff                                     165,385     $  2,621,372
-----------------------------------------------------------------------
                                                           $  2,621,372
-----------------------------------------------------------------------
Total Preferred Stocks
   (identified cost $3,726,175)                            $  2,621,372
-----------------------------------------------------------------------

SHORT-TERM INVESTMENTS -- 1.9%

                                          PRINCIPAL
                                          AMOUNT
SECURITY                                  (000'S OMITTED)  VALUE
-----------------------------------------------------------------------
General Electric Capital Corp.,
6.65%, 11/1/00                              $    4,095     $  4,095,000
-----------------------------------------------------------------------
Total Short-Term Investments
   (at amortized cost, $4,095,000)                         $  4,095,000
-----------------------------------------------------------------------
Total Investments -- 99.1%
   (identified cost $216,926,544)                          $215,814,369
-----------------------------------------------------------------------
Other Assets, Less Liabilities -- 0.9%                     $  2,055,729
-----------------------------------------------------------------------
Net Assets -- 100.0%                                       $217,870,098
-----------------------------------------------------------------------

 ADR - American Depositary Receipt

 GDR - Global Depository Receipt

 (1)  Non-income producing security.

                       SEE NOTES TO FINANCIAL STATEMENTS

EATON VANCE TAX-MANAGED INTERNATIONAL GROWTH FUND AS OF OCTOBER 31, 2000

PORTFOLIO OF INVESTMENTS CONT'D

COUNTRY CONCENTRATION OF PORTFOLIO

                                          PERCENTAGE
COUNTRY                                   OF NET ASSETS  VALUE
---------------------------------------------------------------------
Australia                                        2.3%    $  5,051,007
Austria                                          0.4          827,361
Belgium                                          1.2        2,584,298
Bermuda                                          1.7        3,685,000
Canada                                           1.7        3,625,000
Denmark                                          0.2          519,867
Finland                                          5.2       11,246,306
France                                           4.5        9,835,525
Germany                                         10.7       23,368,928
Greece                                           0.3          705,000
Hong Kong                                        1.4        3,117,376
Ireland                                          1.5        3,157,130
Italy                                            2.8        6,062,955
Japan                                           21.2       46,121,297
Netherlands                                     12.4       27,080,497
Portugal                                         0.2          396,041
Republic of Korea                                1.7        3,768,750
Spain                                            3.7        7,937,635
Sweden                                           0.8        1,836,367
Switzerland                                      5.8       12,581,793
United Kingdom                                  15.3       33,323,736
United States                                    2.2        4,887,500
---------------------------------------------------------------------
TOTAL COMMON STOCKS AND PREFERRED STOCKS        97.2     $211,719,369
---------------------------------------------------------------------
SHORT-TERM INVESTMENTS                           1.9     $  4,095,000

                       SEE NOTES TO FINANCIAL STATEMENTS

EATON VANCE TAX-MANAGED INTERNATIONAL GROWTH FUND AS OF OCTOBER 31, 2000

FINANCIAL STATEMENTS

STATEMENT OF ASSETS AND LIABILITIES

AS OF OCTOBER 31, 2000
Assets
------------------------------------------------------
Investments, at value
   (identified cost, $216,926,544)        $215,814,369
Cash                                             1,489
Foreign currency, at value
   (cost $145,000)                             145,210
Receivable for investments sold                206,373
Receivable for Fund shares sold              1,727,079
Dividends receivable                           134,225
Receivable for open forward foreign
   currency contracts                               40
Tax reclaim receivable                         148,633
Deferred organization expenses                  32,749
Prepaid expenses                                 1,730
------------------------------------------------------
TOTAL ASSETS                              $218,211,897
------------------------------------------------------
Liabilities
------------------------------------------------------
Payable for Fund shares redeemed          $    152,211
Payable to affiliate for service fees           31,757
Accrued expenses                               157,831
------------------------------------------------------
TOTAL LIABILITIES                         $    341,799
------------------------------------------------------
NET ASSETS                                $217,870,098
------------------------------------------------------
Sources of Net Assets
------------------------------------------------------
Paid-in capital                           $223,789,761
Accumulated net realized loss (computed
   on the basis of identified cost)         (3,772,192)
Accumulated net investment loss             (1,019,517)
Net unrealized depreciation (computed on
   the basis of identified cost)            (1,127,954)
------------------------------------------------------
TOTAL                                     $217,870,098
------------------------------------------------------
Class A Shares
------------------------------------------------------
NET ASSETS                                $ 84,136,145
SHARES OUTSTANDING                           6,969,871
NET ASSET VALUE AND REDEMPTION PRICE PER
   SHARE
   (net assets  DIVIDED BY shares of
      beneficial interest outstanding)    $      12.07
MAXIMUM OFFERING PRICE PER SHARE
   (100  DIVIDED BY 94.25 of $12.07)      $      12.81
------------------------------------------------------
Class B Shares
------------------------------------------------------
NET ASSETS                                $ 79,099,377
SHARES OUTSTANDING                           6,657,700
NET ASSET VALUE, OFFERING PRICE AND REDEMPTION PRICE
   PER SHARE
   (net assets  DIVIDED BY shares of
      beneficial interest outstanding)    $      11.88
------------------------------------------------------
Class C Shares
------------------------------------------------------
NET ASSETS                                $ 54,634,576
SHARES OUTSTANDING                           4,608,336
NET ASSET VALUE, OFFERING PRICE AND REDEMPTION PRICE
   PER SHARE
   (net assets  DIVIDED BY shares of
      beneficial interest outstanding)    $      11.86
------------------------------------------------------

 On sales of $50,000 or more, the offering price of Class A shares is reduced.

STATEMENT OF OPERATIONS

FOR THE YEAR ENDED
OCTOBER 31, 2000
Investment Income
------------------------------------------------------
Dividends (net of foreign taxes,
   $303,091)                              $  2,494,870
Interest                                       364,721
------------------------------------------------------
TOTAL INVESTMENT INCOME                   $  2,859,591
------------------------------------------------------

Expenses
------------------------------------------------------
Investment adviser fee                    $  1,566,601
Trustees fees and expenses                      11,895
Distribution and service fees
   Class A                                     128,800
   Class B                                     609,004
   Class C                                     383,257
Custodian fee                                  199,484
Transfer and dividend disbursing agent
   fees                                        195,580
Registration fees                               91,768
Legal and accounting services                   54,500
Printing and postage                            21,527
Amortization of organization expenses           12,828
Miscellaneous                                   41,521
------------------------------------------------------
TOTAL EXPENSES                            $  3,316,765
------------------------------------------------------

NET INVESTMENT LOSS                       $   (457,174)
------------------------------------------------------

Realized and Unrealized Gain (Loss)
------------------------------------------------------
Net realized gain (loss) --
   Investment transactions (identified
      cost basis)                         $ (3,616,688)
   Foreign currency transactions              (133,285)
------------------------------------------------------
NET REALIZED LOSS                         $ (3,749,973)
------------------------------------------------------
Change in unrealized appreciation
   (depreciation) --
   Investments (identified cost basis)    $(12,608,939)
   Foreign currency                            (15,789)
------------------------------------------------------
NET CHANGE IN UNREALIZED
   APPRECIATION (DEPRECIATION)            $(12,624,728)
------------------------------------------------------

NET REALIZED AND UNREALIZED LOSS          $(16,374,701)
------------------------------------------------------

NET DECREASE IN NET ASSETS FROM
   OPERATIONS                             $(16,831,875)
------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS

EATON VANCE TAX-MANAGED INTERNATIONAL GROWTH FUND AS OF OCTOBER 31, 2000

FINANCIAL STATEMENTS CONT'D

STATEMENTS OF CHANGES IN NET ASSETS

INCREASE (DECREASE)                       YEAR ENDED        YEAR ENDED
IN NET ASSETS                             OCTOBER 31, 2000  OCTOBER 31, 1999
----------------------------------------------------------------------------
From operations --
   Net investment loss                    $       (457,174) $       (123,573)
   Net realized loss                            (3,749,973)           (6,014)
   Net change in unrealized
      appreciation (depreciation)              (12,624,728)       13,260,629
----------------------------------------------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS                        $    (16,831,875) $     13,131,042
----------------------------------------------------------------------------
Distributions to shareholders --
   From net investment income
      Class A                             $       (144,409) $             --
   In excess of net investment income
      Class A                                      (42,134)               --
      Class B                                      (68,603)               --
      Class C                                      (24,749)               --
----------------------------------------------------------------------------
TOTAL DISTRIBUTIONS TO SHAREHOLDERS       $       (279,895) $             --
----------------------------------------------------------------------------
Transactions in shares of beneficial interest --
   Proceeds from sale of shares
      Class A                             $    126,070,357  $     19,812,005
      Class B                                   64,790,317        14,226,821
      Class C                                   50,889,965         9,320,792
   Net asset value of shares issued to
      shareholders in payment of
      distributions declared
      Class A                                      168,161                --
      Class B                                       63,421                --
      Class C                                       22,898                --
   Cost of shares redeemed
      Class A                                  (64,579,529)       (3,770,105)
      Class B                                   (5,381,201)       (2,957,284)
      Class C                                   (5,863,480)       (1,845,706)
----------------------------------------------------------------------------
NET INCREASE IN NET ASSETS FROM FUND
   SHARE TRANSACTIONS                     $    166,180,909  $     34,786,523
----------------------------------------------------------------------------

NET INCREASE IN NET ASSETS                $    149,069,139  $     47,917,565
----------------------------------------------------------------------------

Net Assets
----------------------------------------------------------------------------
At beginning of year                      $     68,800,959  $     20,883,394
----------------------------------------------------------------------------
AT END OF YEAR                            $    217,870,098  $     68,800,959
----------------------------------------------------------------------------

Accumulated net
investment loss included
in net assets
----------------------------------------------------------------------------
AT END OF YEAR                            $     (1,019,517) $       (149,163)
----------------------------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS

EATON VANCE TAX-MANAGED INTERNATIONAL GROWTH FUND AS OF OCTOBER 31, 2000

FINANCIAL STATEMENTS CONT'D

FINANCIAL HIGHLIGHTS

                                                      CLASS A
                                  ------------------------------------------------
                                               YEAR ENDED OCTOBER 31,
                                  ------------------------------------------------
                                    2000(1)        1999(1)          1998(1)(2)
----------------------------------------------------------------------------------
Net asset value -- Beginning
   of year                          $12.160        $ 8.840           $10.000
----------------------------------------------------------------------------------

Income (loss) from operations
----------------------------------------------------------------------------------
Net investment income               $ 0.025        $ 0.016           $ 0.012
Net realized and unrealized
   gain (loss)                       (0.045)         3.304            (1.172)
----------------------------------------------------------------------------------
TOTAL INCOME (LOSS) FROM
   OPERATIONS                       $(0.020)       $ 3.320           $(1.160)
----------------------------------------------------------------------------------

Less distributions
----------------------------------------------------------------------------------
From net investment income          $(0.054)       $    --           $    --
In excess of net investment
   income                            (0.016)            --                --
----------------------------------------------------------------------------------
TOTAL DISTRIBUTIONS                 $(0.070)       $    --           $    --
----------------------------------------------------------------------------------

NET ASSET VALUE -- END OF YEAR      $12.070        $12.160           $ 8.840
----------------------------------------------------------------------------------

TOTAL RETURN(3)                       (0.21)%        37.56%           (11.60)%
----------------------------------------------------------------------------------

Ratios/Supplemental Data+
----------------------------------------------------------------------------------
Net assets, end of year (000's
   omitted)                         $84,136        $27,833           $ 6,659
Ratios (As a percentage of
   average daily net assets):
   Net expenses                        1.62%          1.73%             1.97%(4)
   Net expenses after
      custodian fee reduction          1.62%          1.73%             1.95%(4)
   Net investment income               0.19%          0.15%             0.25%(4)
Portfolio Turnover                       40%            60%               14%
----------------------------------------------------------------------------------
+  The operating expenses of the Fund may reflect a reduction of the investment adviser fee, an allocation of expenses to the Investment Adviser, or both. Had such actions not been taken, the ratios and net investment income per share would have been as follows:
Ratios (As a percentage of
   average daily net assets):
   Expenses                                                             2.20%(4)
   Expenses after custodian
      fee reduction                                                     2.18%(4)
   Net investment income                                                0.02%(4)
Net investment income per
   share                                                             $ 0.001
----------------------------------------------------------------------------------

 (1) Net investment income per share was computed using average shares outstanding.
 (2) For the period from the start of business, April 22, 1998, to October 31, 1998.
 (3) Total return is calculated assuming a purchase at the net asset value on the first day and a sale at the net asset value on the last day of each period reported. Dividends and distributions, if any, are assumed reinvested at the net asset value on the reinvestment date. Total return is not computed on an annualized basis.
 (4)  Annualized.

                       SEE NOTES TO FINANCIAL STATEMENTS

EATON VANCE TAX-MANAGED INTERNATIONAL GROWTH FUND AS OF OCTOBER 31, 2000

FINANCIAL STATEMENTS CONT'D

FINANCIAL HIGHLIGHTS

                                                      CLASS B
                                  ------------------------------------------------
                                               YEAR ENDED OCTOBER 31,
                                  ------------------------------------------------
                                    2000(1)        1999(1)          1998(1)(2)
----------------------------------------------------------------------------------
Net asset value -- Beginning
   of year                          $12.030        $ 8.810           $10.000
----------------------------------------------------------------------------------

Income (loss) from operations
----------------------------------------------------------------------------------
Net investment loss                 $(0.073)       $(0.055)          $(0.039)
Net realized and unrealized
   gain (loss)                       (0.051)         3.275            (1.151)
----------------------------------------------------------------------------------
TOTAL INCOME (LOSS) FROM
   OPERATIONS                       $(0.124)       $ 3.220           $(1.190)
----------------------------------------------------------------------------------

Less distributions
----------------------------------------------------------------------------------
In excess of net investment
   income                           $(0.026)       $    --           $    --
----------------------------------------------------------------------------------
TOTAL DISTRIBUTIONS                 $(0.026)       $    --           $    --
----------------------------------------------------------------------------------

NET ASSET VALUE -- END OF YEAR      $11.880        $12.030           $ 8.810
----------------------------------------------------------------------------------

TOTAL RETURN(3)                       (1.05)%        36.55%           (11.90)%
----------------------------------------------------------------------------------

Ratios/Supplemental Data+
----------------------------------------------------------------------------------
Net assets, end of year (000's
   omitted)                         $79,099        $26,498           $ 9,808
Ratios (As a percentage of
   average daily net assets):
   Net expenses                        2.38%          2.53%             2.72%(4)
   Net expenses after
      custodian fee reduction          2.38%          2.53%             2.70%(4)
   Net investment loss                (0.56)%        (0.53)%           (0.80)%(4)
Portfolio Turnover                       40%            60%               14%
----------------------------------------------------------------------------------
+  The operating expenses of the Fund may reflect a reduction of the investment adviser fee, an allocation of expenses to the Investment Adviser, or both. Had such actions not been taken, the ratios and net investment loss per share would have been as follows:
Ratios (As a percentage of
   average daily net assets):
   Expenses                                                             2.95%(4)
   Expenses after custodian
      fee reduction                                                     2.93%(4)
   Net investment loss                                                 (1.03)%(4)
Net investment loss per share                                        $(0.050)
----------------------------------------------------------------------------------

 (1) Net investment loss per share was computed using average shares outstanding.
 (2) For the period from the start of business, April 22, 1998, to October 31, 1998.
 (3) Total return is calculated assuming a purchase at the net asset value on the first day and a sale at the net asset value on the last day of each period reported. Dividends and distributions, if any, are assumed reinvested at the net asset value on the reinvestment date. Total return is not computed on an annualized basis.
 (4)  Annualized.

                       SEE NOTES TO FINANCIAL STATEMENTS

EATON VANCE TAX-MANAGED INTERNATIONAL GROWTH FUND AS OF OCTOBER 31, 2000

FINANCIAL STATEMENTS CONT'D

FINANCIAL HIGHLIGHTS

                                                      CLASS C
                                  ------------------------------------------------
                                               YEAR ENDED OCTOBER 31,
                                  ------------------------------------------------
                                    2000(1)        1999(1)          1998(1)(2)
----------------------------------------------------------------------------------
Net asset value -- Beginning
   of year                          $12.000        $ 8.800           $10.000
----------------------------------------------------------------------------------

Income (loss) from operations
----------------------------------------------------------------------------------
Net investment loss                 $(0.077)       $(0.080)          $(0.055)
Net realized and unrealized
   gain (loss)                       (0.047)         3.280            (1.145)
----------------------------------------------------------------------------------
TOTAL INCOME (LOSS) FROM
   OPERATIONS                       $(0.124)       $ 3.200           $(1.200)
----------------------------------------------------------------------------------

Less distributions
----------------------------------------------------------------------------------
In excess of net investment
   income                           $(0.016)       $    --           $    --
----------------------------------------------------------------------------------
TOTAL DISTRIBUTIONS                 $(0.016)       $    --           $    --
----------------------------------------------------------------------------------

NET ASSET VALUE -- END OF YEAR      $11.860        $12.000           $ 8.800
----------------------------------------------------------------------------------

TOTAL RETURN(3)                       (1.05)%        36.36%           (12.00)%
----------------------------------------------------------------------------------

Ratios/Supplemental Data+
----------------------------------------------------------------------------------
Net assets, end of year (000's
   omitted)                         $54,635        $14,470           $ 4,416
Ratios (As a percentage of
   average daily net assets):
   Net expenses                        2.40%          2.71%             2.97%(4)
   Net expenses after
      custodian fee reduction          2.40%          2.71%             2.95%(4)
   Net investment loss                (0.59)%        (0.78)%           (1.15)%(4)
Portfolio Turnover                       40%            60%               14%
----------------------------------------------------------------------------------
+  The operating expenses of the Fund may reflect a reduction of the investment adviser fee, an allocation of expenses to the Investment Adviser, or both. Had such actions not been taken, the ratios and net investments loss per share would have been as follows:
Ratios (As a percentage of
   average daily net assets):
   Expenses                                                             3.20%(4)
   Expenses after custodian
      fee reduction                                                     3.18%(4)
   Net investment loss                                                 (1.38)%(4)
Net investment loss per share                                        $(0.066)
----------------------------------------------------------------------------------

 (1) Net investment loss per share was computed using average shares outstanding.
 (2) For the period from the start of business, April 22, 1998, to October 31, 1998.
 (3) Total return is calculated assuming a purchase at the net asset value on the first day and a sale at the net asset value on the last day of each period reported. Dividends and distributions, if any, are assumed reinvested at the net asset value on the reinvestment date. Total return is not computed on an annualized basis.
 (4)  Annualized.

                       SEE NOTES TO FINANCIAL STATEMENTS

EATON VANCE TAX-MANAGED INTERNATIONAL GROWTH FUND AS OF OCTOBER 31, 2000

NOTES TO FINANCIAL STATEMENTS

1 Significant Accounting Policies
-------------------------------------------
   Eaton Vance Tax-Managed International Growth Fund (the Fund) is a diversified series of Eaton Vance Mutual Funds Trust (the Trust). The Trust is an entity of the type commonly known as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The Fund seeks to provide long-term after-tax returns by investing in a diversified portfolio of foreign equity securities. The Declaration of Trust permits the Trustees to issue interests in the Fund. The Fund offers three classes of shares. Class A shares are generally sold subject to a sales charge imposed at time of purchase.
   Class B and Class C shares are sold at net asset value and are subject to a contingent deferred sales charge (see Note 6). Each class represents a pro rata interest in the Fund, but votes separately on class-specific matters and (as noted below) is subject to different expenses. Realized and unrealized gains and losses and net investment income, other than class specific expenses, are allocated daily to each class of shares based on the relative net assets of each class to the net assets of the Fund. Each class of shares differs in its distribution plan and certain other class specific expenses. The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The policies are in conformity with generally accepted accounting principles.

 A Investment Valuations -- Marketable securities, including options, that are listed on foreign or U.S. securities exchanges or in the NASDAQ National Market System are valued at closing sale prices on the exchange where such securities are principally traded. Futures positions on securities or currencies are generally valued at closing settlement prices. Unlisted or listed securities for which closing sale prices are not available are valued at the mean between the latest bid and asked prices. Short-term debt securities with a remaining maturity of 60 days or less are valued at amortized cost, which approximates fair value. Other fixed income and debt securities, including listed securities and securities for which price quotations are available, will normally be valued on the basis of valuations furnished by a pricing service. Over-the-counter options are normally valued at the mean between the latest bid and asked price. Investments for which valuations or market quotations are unavailable are valued at fair value using methods determined in good faith by or at the direction of the Trustees.

 B Income -- Dividend income is recorded on the ex-dividend date for dividends received in cash and/or securities. However, if the ex-dividend date has passed, certain dividends from foreign securities are recorded as the Fund is informed of the ex-dividend date. Interest income is recorded on the accrual basis.

 C Income Taxes -- The Fund's policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute to shareholders each year all of its taxable income, including any net realized gain on investments. Accordingly, no provision for federal income or excise tax is necessary. Withholding taxes on foreign dividends and capital gains have been provided for in accordance with the Fund's understanding of the applicable country's tax rules and rates. At October 31, 2000, the Fund, for federal income tax purposes, had a capital loss carryover of $3,357,062 which will reduce the taxable income arising from future net realized gain on investments, if any, to the extent permitted by the Internal Revenue Code and thus will reduce the amount of distributions to shareholders which would otherwise be necessary to relieve the Fund of any liability for federal income or excise tax. Such capital loss carryover will expire on October 31, 2007 ($125,361) and October 31, 2008 ($3,231,701). For the year ended October 31, 2000, income from foreign sources for the Fund was $2,797,961 and the Fund designated a foreign tax credit of $303,091.

 D Foreign Currency Translation -- Investment valuations, other assets, and liabilities initially expressed in foreign currencies are converted each business day into U.S. dollars based upon current exchange rates. Purchases and sales of foreign investment securities and income and expenses are converted into U.S. dollars based upon currency exchange rates prevailing on the respective dates of such transactions. Recognized gains or losses on investment transactions attributable to foreign currency exchange rates are recorded for financial statement purposes as net realized gains and losses on investments. That portion of unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.

 E Forward Foreign Currency Exchange Contracts -- The Fund may enter into forward foreign currency exchange contracts for the purchase or sale of a specific foreign currency at a fixed price on a future date. Risks may arise upon entering these contracts from the potential inability of counterparties to meet the terms of their contracts and from movements in the value of a foreign currency relative to the U.S. dollar. The Fund will enter into forward contracts for hedging purposes as well as non-hedging purposes. The forward foreign currency exchange contracts are adjusted by the daily exchange rate

EATON VANCE TAX-MANAGED INTERNATIONAL GROWTH FUND AS OF OCTOBER 31, 2000

NOTES TO FINANCIAL STATEMENTS CONT'D

   of the underlying currency and any gains or losses are recorded for financial statement purposes as unrealized until such time as the contracts have been closed or offset.

 F Expense Reduction -- Investors Bank & Trust Company (IBT) serves as custodian to the Fund. Pursuant to the custodian agreement, IBT receives a fee reduced by credits which are determined based on the average daily cash balance the Fund maintains with IBT. All significant credit balances used to reduce the Fund's custodian fees are reported as a reduction of total expenses in the Statement of Operations.
 G Deferred Organization Expenses -- Costs incurred by the Fund in connection with its organization are being amortized on the straight-line basis over five years.
 H Use of Estimates -- The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

 I Other -- Investment transactions are accounted for on a trade date basis.

2 Distributions to Shareholders
-------------------------------------------
   It is the present policy of the Fund to make at least one distribution annually (normally in December) of all or substantially all of its net investment income and at least one distribution annually of all or substantially all of its net realized capital gains. Distributions are paid in the form of additional shares of the Fund or, at the election of the shareholder, in cash. Shareholders may reinvest distributions in shares of the Fund at the net asset value as of the close of business on the ex-dividend date. The Fund distinguishes between distributions on a tax basis and a financial reporting basis. Generally accepted accounting principles require that only distributions in excess of tax basis earnings and profits be reported in the financial statements as a return of capital. Differences in the recognition or classification of income between the financial statements and tax earnings and profits which result in temporary overdistributions for financial statement purposes are classified as distributions in excess of net investment income or accumulated net realized gains. Permanent differences between book and tax accounting relating to distributions are reclassified to paid-in capital.

3 Shares of Beneficial Interest
-------------------------------------------
   The Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value). Transactions in Fund shares were as follows:

                                              YEAR ENDED OCTOBER 31,
                                              -----------------------
    CLASS A                                      2000         1999
    -----------------------------------------------------------------
    Sales                                      9,685,504   1,904,157
    Issued to shareholders electing to
     receive payments of distributions in
     Fund shares                                  12,730          --
    Redemptions                               (5,016,320)   (369,243)
    -----------------------------------------------------------------
    NET INCREASE                               4,681,914   1,534,914
    -----------------------------------------------------------------

                                              YEAR ENDED OCTOBER 31,
                                              -----------------------
    CLASS B                                      2000         1999
    -----------------------------------------------------------------
    Sales                                      4,860,726   1,385,517
    Issued to shareholders electing to
     receive payments of distributions in
     Fund shares                                   4,845          --
    Redemptions                                 (410,718)   (295,860)
    -----------------------------------------------------------------
    NET INCREASE                               4,454,853   1,089,657
    -----------------------------------------------------------------

                                              YEAR ENDED OCTOBER 31,
                                              -----------------------
    CLASS C                                      2000         1999
    -----------------------------------------------------------------
    Sales                                      3,859,440     887,282
    Issued to shareholders electing to
     receive payments of distributions in
     Fund shares                                   1,753          --
    Redemptions                                 (458,844)   (183,061)
    -----------------------------------------------------------------
    NET INCREASE                               3,402,349     704,221
    -----------------------------------------------------------------

4 Investment Adviser Fee and Other Transactions with Affiliates
-------------------------------------------
   Eaton Vance Management (EVM) earns an investment adviser fee as compensation for management and investment advisory services rendered to the Fund. Under the advisory agreement, EVM receives a monthly advisory fee in the amount of 1/12 of 1% (equal to 1.00% annually) of the Fund's average daily net assets up to

EATON VANCE TAX-MANAGED INTERNATIONAL GROWTH FUND AS OF OCTOBER 31, 2000

NOTES TO FINANCIAL STATEMENTS CONT'D

   $500 million, and at reduced rates as daily net assets exceed that level. For the year ended October 31, 2000 the adviser fee amounted to $1,566,601.

   The Fund was informed that Eaton Vance Distributors, Inc. (EVD), a subsidiary of EVM and the Fund's principal underwriter, received $177,282 as its portion of the sales charge on sales of Class A shares for the year ended
   October 31, 2000.

   Except as to Trustees of the Fund who are not members of EVM's organization, officers and Trustees receive remuneration for their services to the Fund out of such investment adviser fee. Trustees of the Fund who are not affiliated with the Investment Adviser may elect to defer receipt of all or a percentage of their annual fees in accordance with the terms of the Trustees Deferred Compensation Plan. For the year ended October 31, 2000, no significant amounts have been deferred.

   Certain officers and Trustees of the Fund are officers of the above organization.

5 Distribution and Service Plans
-------------------------------------------
   The Fund has in effect distribution plans, for Class B (Class B Plan) and Class C (Class C Plan) pursuant to Rule 12b-1 under the Investment Company Act of 1940 and a service plan for Class A shares (Class A Plan) (collectively, the Plans). The Class B and Class C Plans require the Fund to pay EVD amounts equal to 1/365 of 0.75% of the Fund's average daily net assets attributable to Class B and Class C shares for providing ongoing distribution services and facilities to the Fund. The Fund will automatically discontinue payments to EVD during any period in which there are no outstanding Uncovered Distribution Charges, which are equivalent to the sum of (i) 5% and 6.25% of the aggregate amount received by the Fund for the Class B and Class C shares sold, respectively, plus (ii) interest calculated by applying the rate of 1% over the prevailing prime rate to the outstanding balance of Uncovered Distribution Charges of EVD of each respective class reduced by the aggregate amount of contingent deferred sales charges (see
   Note 6) and daily amounts theretofore paid to EVD by each respective class. The Fund paid or accrued $461,185 and $287,863 for Class B and Class C shares, respectively, to or payable to EVD for the year ended October 31, 2000, representing 0.75% of the average daily net assets for Class B and Class C shares. At October 31, 2000, the amount of Uncovered Distribution Charges EVD calculated under the Plans was approximately $3,754,000 and $3,492,000 for Class B and Class C shares, respectively.

   The Plans authorize the Fund to make payments of service fees to EVD, investment dealers and other persons in amounts not exceeding 0.25% of the Fund's average daily net assets attributable to Class A, Class B, and Class C shares for each fiscal year. Service fee payments will be made for personal services and/or the maintenance of shareholder accounts. Service fees are separate and distinct from the sales commissions and distribution fees payable by the Fund to EVD, and, as such are not subject to automatic discontinuance when there are no outstanding Uncovered Distribution Charges of EVD. Service fee payments for the year ended October 31, 2000 amounted to $128,800, $147,819, and $95,394 for Class A, Class B, and Class C shares, respectively.

6 Contingent Deferred Sales Charge
-------------------------------------------
   A contingent deferred sales charge (CDSC) generally is imposed on redemptions of Class B shares made within six years of purchase and on redemptions of Class C shares made within one year of purchase. Generally, the CDSC is based on the lower of the net asset value at the date of redemption or date of purchase. No charge is levied on shares acquired by reinvestment of dividends or capital gains distributions. Class B CDSC is imposed at declining rates that begin at 5% in the case of redemptions in the first and second year after purchase, declining one percentage point each subsequent year. Class C shares will be subject to a 1% CDSC if redeemed within one year of purchase.

   No CDSC is levied on shares which have been sold to EVM or its affiliates or to their respective employees or clients and may be waived under certain other limited conditions. CDSC received on Class B and C redemptions are paid to EVD to reduce the amount of Uncovered Distribution Charges calculated under the Class B and Class C Plans, respectively (see Note 5). CDSC received on Class B and Class C redemptions when no Uncovered Distribution Charges exist for the respective classes will be credited to the Fund. EVD received approximately $114,000 and $14,000 of CDSC paid by shareholders of Class B and Class C shares, respectively, during the year ended October 31, 2000.

7 Investment Transactions
-------------------------------------------
   Purchases and sales of investments, other than short-term obligations, aggregated $222,684,014, and $60,783,450, respectively, for the year ended October 31, 2000.

EATON VANCE TAX-MANAGED INTERNATIONAL GROWTH FUND AS OF OCTOBER 31, 2000

NOTES TO FINANCIAL STATEMENTS CONT'D

8 Federal Income Tax Basis of Investment
-------------------------------------------
   The cost and unrealized appreciation (depreciation) in value of the investment securities at October 31, 2000 as computed on a federal income tax basis, were as follows:

    AGGREGATE COST                            $218,483,648
    ------------------------------------------------------
    Gross unrealized appreciation             $ 17,861,442
    Gross unrealized depreciation              (20,530,721)
    ------------------------------------------------------
    NET UNREALIZED DEPRECIATION               $ (2,669,279)
    ------------------------------------------------------

9 Financial Instruments
-------------------------------------------
   The Fund may trade in financial instruments with off-balance sheet risk in the normal course of its investing activities to assist in managing exposure to various market risks. These financial instruments include written options, forward foreign currency exchange contracts, and financial futures contracts and may involve, to a varying degree, elements of risk in excess of the amounts recognized for financial statement purposes.

   The notional or contractual amounts of these instruments represent the investment the Fund has in particular classes of financial instruments and does not necessarily represent the amounts potentially subject to risk. The measurement of the risks associated with these instruments is meaningful only when all related and offsetting transactions are considered.

   At October 31, 2000, the Fund had one open forward foreign currency exchange contract. The settlement date of the contract was November 1, 2000. The contract was for the sale of 100,000 Great Britain Pounds. This translated to $145,250 and the contract was valued at $145,210 resulting in unrealized appreciation amounting to $40.

10 Line of Credit
-------------------------------------------
   The Fund participates with other funds and portfolios managed by EVM and its affiliates in a $150 million unsecured line of credit agreement with a group of banks. The Fund may temporarily borrow from the line of credit to satisfy redemption requests or settle investment transactions. Interest is charged to each fund or portfolio based on its borrowings at an amount above the Eurodollar rate or federal funds advanced funding rate. In addition, a fee computed at an annual rate of 0.10% on the daily unused portion of the line of credit is allocated among the participating funds and portfolios at the end of each quarter. The Fund did not have any significant borrowings or allocated fees during the year ended October 31, 2000.

11 Risks associated with Foreign Investments
-------------------------------------------
   Investing in securities issued by companies whose principal business activities are outside the United States may involve significant risks not present in domestic investments. For example, there is generally less publicly available information about foreign companies, particularly those not subject to the disclosure and reporting requirements of the U.S. securities laws. Foreign issuers are generally not bound by uniform accounting, auditing, and financial reporting requirements and standards of practice comparable to those applicable to domestic issuers. Investments in foreign securities also involve the risk of possible adverse changes in investment or exchange control regulations, expropriation or confiscatory taxation, limitation on the removal of funds or other assets of the Fund, political or financial instability or diplomatic and other developments which could affect such investments. Foreign stock markets, while growing in volume and sophistication, are generally not as developed as those in the United States, and securities of some foreign issuers (particularly those located in developing countries) may be less liquid and more volatile than securities of comparable U.S. companies. In general, there is less overall governmental supervision and regulation of foreign securities markets, broker-dealers and issuers than in the United States.

EATON VANCE TAX-MANAGED INTERNATIONAL GROWTH FUND AS OF OCTOBER 31, 2000

INDEPENDENT AUDITORS' REPORT

TO THE TRUSTEES AND SHAREHOLDERS
OF EATON VANCE TAX-MANAGED
INTERNATIONAL GROWTH FUND:
---------------------------------------------

We have audited the accompanying statement of assets and liabilities, including the portfolio of investments, of Eaton Vance Tax-Managed International Growth Fund (the Fund) as of October 31, 2000, the related statement of operations for the year then ended, the statements of changes in net assets for the years ended October 31, 2000 and 1999 and the financial highlights for each of the years in the two year period ended October 31, 2000 and the period from the start of business, April 22, 1998, to October 31, 1998. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. Our procedures included confirmation of securities owned as of October 31, 2000 by correspondence with the custodian and brokers; where replies were not received from brokers, we performed other auditing procedures. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, such financial statements and financial highlights, referred to above, present fairly in all material respects, the financial position of Eaton Vance Tax-Managed International Growth Fund at October 31, 2000, and the results of its operations, the changes in its net assets and its financial highlights for the respective stated periods in conformity with accounting principles generally accepted in the United States of America.

DELOITTE & TOUCHE LLP
Boston, Massachusetts
December 8, 2000

EATON VANCE TAX-MANAGED INTERNATIONAL GROWTH FUND AS OF OCTOBER 31, 2000

INVESTMENT MANAGEMENT

EATON VANCE TAX-MANAGED INTERNATIONAL GROWTH FUND

Officers

James B. Hawkes
President and Trustee

William H. Ahern, Jr.
Vice President

Thomas J. Fetter
Vice President

Armin J. Lang
Vice President and
Portfolio Manager

Michael R. Mach
Vice President

Robert B. MacIntosh
Vice President

Edward E. Smiley, Jr.
Vice President

James L. O'Connor
Treasurer

Alan R. Dynner
Secretary

Trustees

Jessica M. Bibliowicz
President and Chief Executive Officer,
National Financial Partners

Donald R. Dwight
President, Dwight Partners, Inc.

Samuel L. Hayes, III
Jacob H. Schiff Professor of Investment
Banking Emeritus, Harvard University Graduate
School of Business Administration

Norton H. Reamer
Chairman and Chief Operating Officer
Hellman, Jordan Management Co., Inc.
President, Jordan Simmons Capital LLC and Unicorn Corporation

Lynn A. Stout
Professor of Law,
Georgetown University Law

Jack L. Treynor
Investment Adviser and Consultant

INVESTMENT ADVISER AND ADMINISTRATOR OF
EATON VANCE TAX-MANAGED INTERNATIONAL GROWTH FUND
Eaton Vance Management
The Eaton Vance Building
255 State Street
Boston, MA 02109


PRINCIPAL UNDERWRITER
EATON VANCE DISTRIBUTORS, INC.
The Eaton Vance Building
255 State Street
Boston, MA 02109
(617) 482-8260


CUSTODIAN
INVESTORS BANK & TRUST COMPANY
200 Clarendon Street
Boston, MA 02116


TRANSFER AGENT
PFPC, INC.
Attn: Eaton Vance Funds
P.O. Box 9653
Providence, RI 02904-9653
(800) 262-1122


INDEPENDENT AUDITORS
DELOITTE & TOUCHE LLP
200 Berkeley Street
Boston, MA 02116-5022


EATON VANCE TAX-MANAGED INTERNATIONAL GROWTH FUND
THE EATON VANCE BUILDING
255 STATE STREET
BOSTON, MA 02109


This report must be preceded or accompanied by a current prospectus which contains more complete information on the Fund, including its sales charges and expenses. Please read the prospectus carefully before you invest or send money.

038-12/00IGSRC